Borrowings - Advances of Federal Home Loan Bank (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Short-term Debt [Line Items]
Advances from Federal Home Loan Banks	$ 39,800	$ 106
Federal Home Loan Bank Advances [Member]
Short-term Debt [Line Items]
Advances from Federal Home Loan Banks	0	106
Federal Home Loan Bank Advances One [Member]
Short-term Debt [Line Items]
Advances from Federal Home Loan Banks	$ 39,800	$ 0